Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Jan. 29, 2018
Virtus Vontobel Foreign Opportunities Fund | Class A
Risk/Return:
Trading Symbol	JVIAX
Virtus Vontobel Foreign Opportunities Fund | Class C
Risk/Return:
Trading Symbol	JVICX
Virtus Vontobel Foreign Opportunities Fund | Class I
Risk/Return:
Trading Symbol	JVXIX
Virtus Vontobel Foreign Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	VFOPX
Virtus Vontobel Foreign Opportunities Fund | Class T
Risk/Return:
Trading Symbol	VTFOX
Virtus Vontobel Global Opportunities Fund | Class A
Risk/Return:
Trading Symbol	NWWOX
Virtus Vontobel Global Opportunities Fund | Class C
Risk/Return:
Trading Symbol	WWOCX
Virtus Vontobel Global Opportunities Fund | Class I
Risk/Return:
Trading Symbol	WWOIX
Virtus Vontobel Global Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	VRGOX
Virtus Vontobel Global Opportunities Fund | Class T
Risk/Return:
Trading Symbol	WWOTX